Cover	Jun. 15, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2022
Entity File Number	001-39842
Entity Registrant Name	SPORTS VENTURES ACQUISITION CORP.
Entity Central Index Key	0001826574
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	9705 Collins Ave 1901N
Entity Address, City or Town	Bal Harbour
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33154
City Area Code	786
Local Phone Number	650-0074
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one third of one Redeemable Warrant
Trading Symbol	AKICU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, $.0001 par value per share
Title of 12(b) Security	Class A Ordinary Shares, $.0001 par value per share
Trading Symbol	AKIC
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A Ordinary Share, each whole Warrant exercisable for $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A Ordinary Share, each whole Warrant exercisable for $11.50 per share
Trading Symbol	AKICW
Security Exchange Name	NASDAQ